Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Charterer A [Member]
Product Information [Line Items]
Total	36.00%	0.00%
Charterer B [Member]
Product Information [Line Items]
Total	23.00%	0.00%
Charterer C [Member]
Product Information [Line Items]
Total	0.00%	62.00%
Charterers [Member]
Product Information [Line Items]
Total	59.00%	62.00%